BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2012
BUSINESS ACQUISITIONS

4. BUSINESS ACQUISITIONS

(a) Acquisitions of operating assets of Bright Way and Tastech

On October 11, 2010, OWX HK and OWX Beijing, wholly-owned subsidiaries of OWX Holding, acquired the operating assets of Bright Way and Tastech, respectively, for an aggregate purchase price of RMB20,000 cash and 28,694,372 ordinary shares of VODone. The VODone ordinary shares are contingently returnable in whole or in part to VODone if the income before tax of the OWX Group for the period from September 1, 2010 to December 31, 2012 does not meet certain predetermined performance targets. The Company classifies the right to the return of the transferred VODone ordinary shares as an asset in accordance with ASC 805. OWX Holding, OWX HK and OWX Beijing were investment holding companies and had no operation since inception. In connection with the Reorganization (Note 1), the entire equity interest in the OWX Group held by OWX Holding was transferred to the Company. The presentation of Bright Way and Tastech is combined to show the economic substance of the two transactions as a whole. The acquisitions of operating assets of Bright Way and Tastech met the definition of a business acquisition and the results of operations of the acquired businesses have been included in the Company’s consolidated financial statements since October 11, 2010. As a result of the acquisitions, the Company is expected to expand its handset design business in the PRC.

The acquisition date fair value of the consideration transferred, net of the contingently returnable consideration assets, and the 30% noncontrolling interest in the OWX Group totaled RMB101,323, which consisted of the following:

RMB
Cash	20,000
VODone ordinary shares (28,694,372 shares)	57,463
Less: contingently returnable consideration asset	(5,231)
30% equity interest in the OWX Group	29,091

101,323

The fair value of the 28,694,372 shares of VODone issued was determined based on the closing market price of VODone’s ordinary shares on the acquisition date. The fair value of the contingently returnable consideration asset at the acquisition date was RMB5,231.

The Company, with the assistance of an independent valuation firm, estimated the fair value of the contingently returnable consideration asset using the Black-Scholes model, which requires the input of highly subjective assumptions. The expected volatility of income before income taxes of 11.78% for which the Company has made reference to historical volatilities of several comparable companies. As of December 31, 2011 and 2012, the fair value of the contingently returnable consideration asset was RMB15,341 and nil, respectively. A loss of RMB270 and a gain of RMB27,887 and RMB2,973 (US$477) resulted from the change in fair value of the contingently returnable consideration asset was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012, respectively. As the income before tax of the OWX Group for the years ended December 31, 2011 and 2012 did not meet the predetermined performance targets, 21,217,611 and 30,780,183 VODone ordinary shares amounting to RMB17,507 and RMB18,314 must be returned to VODone by the original shareholders of Bright Way and Tastech, respectively. The remittance of VODone ordinary shares was accounted for as deemed dividend distribution in the consolidated statements of shareholders’ equity.

The fair value of the 30% noncontrolling interest in the OWX Group is estimated to be RMB29,091 using the income approach. As the OWX Group is a group of private entities, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (i) a discount rate of 22.21%, (ii) long-term sustainable growth rate of 3%, (iii) financial multiples of companies in the same industry as the OWX Group and (iv) adjustment because of the lack of marketability that market participants would consider when estimating the fair value of the OWX Group.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on October 11, 2010.

RMB
Property and equipment	190
Intangible assets	16,078
Amounts due from a related party	4,547

Total identifiable assets acquired	20,815

Deferred tax liabilities	2,653

Total liabilities assumed	2,653

Net identifiable assets acquired	18,162
Goodwill	83,161

Net assets acquired	101,323

The RMB16,078 of acquired intangible assets are acquired customer relationships with an estimated useful life of seven years. For the year ended December 31, 2012, the Company recognized a fully impairment charge of RMB10,910 (US$1,751) on the acquired customer relationships (Note 10).

The RMB83,161 of goodwill was assigned to the handset design segment. The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of Bright Way and Tastech. None of the goodwill is expected to be deductible for income tax purposes. For the years ended December 31, 2010 and 2011, there were no changes in the recognized amounts of goodwill resulting from the acquisitions of operating assets of Bright Way and Tastech. For the year ended December 31, 2012, the Company recognized a goodwill impairment charge of RMB33,517 (US$5,380) (Note 9).

The Group recognized RMB306 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income. The costs associated with issuing and registering the VODone ordinary shares issued as consideration in the acquisitions of operating assets of Bright Way and Tastech were insignificant.

The amounts of revenue and earnings of the acquired businesses of Bright Way and Tastech included in the Company’s consolidated statements of comprehensive income from the acquisition date on October 11, 2010 to December 31, 2010 are as follows:

RMB
Net revenues	15,340
Net income	660

(b) Acquisition of 3GUU BVI

On December 31, 2010, Action King, a wholly-owned subsidiary of VODone, acquired 70% of the equity interest in the 3GUU Group for an aggregate purchase price of RMB58,475 (HK$68,796) cash and 68,600,000 ordinary shares of VODone. The VODone ordinary shares are contingently returnable in whole or in part to VODone if the income before tax of the 3GUU Group for the period from December 1, 2010 to December 31, 2013 does not meet certain predetermined performance targets. The Company classifies the right to the return of the transferred VODone ordinary shares as an asset in accordance with ASC 805. In connection with the Reorganization (Note 1), the entire equity interest in the 3GUU Group held by Action King was transferred to the Company. Since the acquisition occurred on December 31, 2010, no results of operations of the 3GUU Group are included in the Group’s consolidated financial statements for the year ended December 31, 2010. As a result of the acquisition, the Company is expected to further expand its mobile phone games business in the PRC.

The acquisition date fair value of the consideration transferred, net of the contingently returnable consideration assets, and the 30% noncontrolling interest in the 3GUU Group totaled RMB266,097, which consisted of the following:

RMB
Cash	58,475
VODone ordinary shares (68,600,000 shares)	139,941
Less: contingently returnable consideration asset	(1,739)
30% noncontrolling interest in the 3GUU Group	69,420

266,097

The fair value of the 68,600,000 shares of VODone issued was determined based on the closing market price of VODone’s ordinary shares on the acquisition date. The fair value of the contingently returnable consideration asset at the acquisition date was RMB1,739.

The Company, with the assistance of an independent valuation firm, estimated the fair value of the contingently returnable consideration asset using the Black-Scholes model, which requires the input of highly subjective assumptions. The expected volatility of the income before income taxes of 11.78% for which the Company has made reference to historical volatilities of several comparable companies. As of December 31, 2011 and 2012, the fair value of the contingently returnable consideration asset was RMB1,597 and RMB13,648 (US$2,191), respectively. A loss of RMB142 and a gain of RMB24,353 (US$3,909) resulted from the change in fair value of the contingently returnable consideration asset was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2011 and 2012, respectively. As the income before tax of the 3GUU Group for the year ended December 31, 2011 met the predetermined performance targets, the original shareholders of the 3GUU Group are not required to return any VODone ordinary shares to VODone as of December 31, 2011. As the income before tax of the 3GUU Group for the year ended December 31, 2012 did not met the predetermined performance targets, 20,334,262 VODone ordinary shares amounting to RMB12,302 must be returned to VODone by the original shareholders of the 3GUU Group. The remittance of VODone ordinary shares was accounted for as deemed dividend distribution in the consolidated statements of shareholders’ equity.

The fair value of the 30% noncontrolling interest in the 3GUU Group is estimated to be RMB69,420. The fair value of the 30% noncontrolling interest was estimated by deriving the fair value of the acquired business including a control premium as a whole and then subtracting the considerations transferred by Action King Limited for the 70% controlling interest. The fair value of the acquired business was estimated using the income approach. As the 3GUU Group is a group of private entities, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (i) a discount rate of 22.97%, (ii) long-term sustainable growth rate of 3%, (iii) financial multiples of companies in the same industry as the 3GUU Group and (iv) adjustment because of the lack of marketability that market participants would consider when estimating the fair value of the 3GUU Group.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition on December 31, 2010.

December 31, 2010
RMB
Cash and cash equivalents	26,997
Accounts receivable	20,222
Prepayment and other current assets	372
Deferred tax assets, current portion	641
Property and equipment	1,258
Intangible assets	11,777
Deferred tax assets, non-current portion	500
Indemnification assets	3,716

Total identifiable assets acquired	65,483

Accounts payable	5,590
Accrued expenses and other current liabilities	4,140
Income tax payable	134
Unrecognized tax benefits	3,716
Other non-current liabilities	2,000
Deferred tax liabilities	51,630

Total liabilities assumed	67,210

Net identifiable assets (liabilities) assumed	(1,727)
Goodwill	267,824

Net assets acquired	266,097

The RMB11,777 of acquired intangible assets are subject to a weighted-average useful life of three years. Those definite-lived intangible assets include mobile games and platforms of RMB10,828, with an estimated useful life of three years, mobile game development costs of RMB941, with an estimated useful life of three years and computer software of RMB8, with an estimated useful life of five years.

The RMB267,824 of goodwill was assigned to the mobile phone games segment. The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of the 3GUU Group. None of the goodwill is expected to be deductible for income tax purposes.

Indemnification assets represent the indemnification provided by the selling shareholders of the 3GUU Group for uncertainties about the settlement amount of unrecognized tax benefits related to the pre-acquisition period. The Group recognized RMB3,716 of indemnification assets at the acquisition date, which was the fair value measured using assumptions consistent with those used to measure the indemnified item. A gain of RMB293 and RMB451(US$72) resulted from the change in fair value of the indemnification assets was recognized in the consolidated statements of comprehensive income for the years ended December 31, 2011 and 2012, respectively.

The Group recognized RMB604 of acquisition-related costs that were expensed in the year ended December 31, 2010. These costs are included in “General and administrative expenses” in the consolidated statements of comprehensive income. The costs associated with issuing and registering the VODone ordinary shares issued as consideration in the acquisition of the 3GUU Group were insignificant.

(c) Pro forma consolidated financial information

The following unaudited pro forma consolidated financial information reflects the results of the operations of the Group for the year ended December 31, 2010, as if the acquisitions of the operating assets of Bright Way and Tastech, and the 3GUU Group described above had been completed as of January 1, 2010. The pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually taken place on the date indicated and may not be indicative of future operating results. These amounts have been calculated after applying the Company’s accounting policies and the pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

For the year ended December 31, 2010
RMB (unaudited)
Net revenues	268,821
Net income	62,557
Basic and diluted earnings per share	0.21